UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2021

Investment Adviser: SouthernSun Asset Management.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND
MARCH 31, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK ** — 96.4%

	Shares	Value
CONSUMER DISCRETIONARY — 28.8%
Dorman Products *	85,860	$8,812,670
Extended Stay America	903,805	17,850,149
frontdoor *	138,677	7,453,889
Murphy USA	67,012	9,687,255
Polaris	118,207	15,780,635
Terminix Global Holdings *	182,515	8,700,490
Thor Industries	123,502	16,640,659

		84,925,747

CONSUMER STAPLES — 13.3%
Darling Ingredients *	270,913	19,933,779
MGP Ingredients	108,843	6,438,063
Sanderson Farms	82,900	12,914,162

		39,286,004

HEALTH CARE — 3.2%
Hill-Rom Holdings	85,950	9,495,756

INDUSTRIALS — 33.8%
AGCO	82,571	11,861,324
Brink’s	240,273	19,036,830
Clean Harbors *	123,772	10,404,274
Crane	154,444	14,503,836
Dycom Industries *	202,413	18,794,047
Enerpac Tool Group, Cl A	377,774	9,867,457
Timken	190,755	15,483,583

		99,951,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND
MARCH 31, 2021 (UNAUDITED)

COMMON STOCK — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — 6.4%
Belden	202,692	$8,993,444
Broadridge Financial Solutions	30,015	4,595,297
Cass Information Systems	117,231	5,424,278

		19,013,019

MATERIALS — 10.9%
Ingevity *	165,290	12,484,354
Koppers Holdings *	205,602	7,146,725
Stepan	99,483	12,645,284

		32,276,363

TOTAL COMMON STOCK (Cost $184,481,795)		284,948,240

TOTAL INVESTMENTS — 96.4% (Cost $184,481,795)		$284,948,240

Percentages are based on Net Assets of $295,484,875.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl - Class

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
MARCH 31, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK ** — 97.5%

	Shares	Value
CONSUMER DISCRETIONARY — 25.1%
Extended Stay America	175,721	$3,470,490
Murphy USA	11,982	1,732,118
Polaris	21,163	2,825,261
Terminix Global Holdings *	37,690	1,796,682
Thor Industries	23,580	3,177,169

		13,001,720

CONSUMER STAPLES — 6.7%
Darling Ingredients *	47,466	3,492,548

FINANCIALS — 3.8%
First Horizon	117,713	1,990,527

HEALTH CARE — 3.5%
Molina Healthcare *	7,637	1,785,225

INDUSTRIALS — 47.1%
AGCO	14,556	2,090,969
Armstrong World Industries	27,161	2,446,934
Brink’s	44,586	3,532,549
Clean Harbors *	23,376	1,964,987
Crane	28,126	2,641,313
Dycom Industries *	35,627	3,307,967
IDEX	5,893	1,233,523
Timken	34,256	2,780,559

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
MARCH 31, 2021 (UNAUDITED)

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — (continued)
Univar Solutions *	107,311	$2,311,479
Watsco	7,879	2,054,449

		24,364,729

INFORMATION TECHNOLOGY — 8.6%
Broadridge Financial Solutions	15,406	2,358,659
Western Union	84,141	2,074,917

		4,433,576

MATERIALS — 2.7%
Westrock	26,896	1,399,937

TOTAL COMMON STOCK
(Cost $30,678,153)		50,468,262

TOTAL INVESTMENTS — 97.5%
(Cost $30,678,153)		$50,468,262

Percentages are based on Net Assets of $51,766,594.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. Equity Fund

Assets:
Investments, at Value (Cost $184,481,795 and $30,678,153, respectively)	$284,948,240	$50,468,262
Cash	9,788,592	1,091,245
Receivable for Investment Securities Sold	1,267,842	299,449
Receivable for Capital Shares Sold	386,909	20,136
Dividend and Interest Receivable	75,862	34,301
Reclaim Receivable	2,927	792
Other Prepaid Expenses	38,043	38,643

Total Assets	296,508,415	51,952,828

Liabilities:
Payable for Investment Securities Purchased	678,164	–
Payable to Investment Adviser	179,858	27,889
Payable to Administrator	22,106	5,493
Chief Compliance Officer Fees Payable	1,155	208
Shareholder Servicing Fees Payable	37,642	6,665
Distribution Fees Payable, Class N Shares	13,505	1,778
Payable to Trustees	2,540	457
Merger Cost Fees	38,594	37,791
Payable for Capital Shares Redeemed	26,168	99,539
Other Accrued Expenses and Other Payables	23,808	6,414

Total Liabilities	1,023,540	186,234

Net Assets	$295,484,875	$51,766,594

Net Assets Consist of:
Paid-in Capital	$185,859,729	$30,136,012
Total Distributable Earnings	109,625,146	21,630,582

Net Assets	$295,484,875	$51,766,594

Class N Shares:
Net Assets	$45,510,888	$6,103,237
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,397,886	340,207
Net Asset Value, Offering and Redemption Price Per Share	$32.56	$17.94

Class I Shares:
Net Assets	$249,973,987	$45,663,357
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	7,513,195	2,556,824
Net Asset Value, Offering and Redemption Price Per Share	$33.27	$17.86

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
FOR THE PERIOD ENDED
MARCH 31, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund(1)	U.S. Equity Fund(1)

Investment Income:
Dividends	$1,368,745	$359,707
Income received from securities lending	1,224	1,603

Total Investment Income	1,369,969	361,310

Expenses:
Investment Advisory Fees	890,286	171,865
Administration Fees	160,539	35,600
Trustees’ Fees	9,160	2,002
Chief Compliance Officer Fees	1,155	208
Distribution Fees, Class N Shares	49,818	6,653
Registration and Filing Fees	45,926	37,571
Shareholder Serving Fees	37,642	6,665
Audit Fees	19,746	12,915
Printing Fees	14,279	7,301
Custodian Fees	9,710	7,127
Legal Fees	8,609	1,689
Transfer Agent Fees	8,577	6,445
Other Expenses	9,930	2,887

Total Expenses	1,265,377	298,928

Recovery of Investment Advisory Fees Previously Waived	5,663	–
Waiver of Investment Advisory Fees	–	(38,045)

Net Expenses	1,271,040	260,883

Net Investment Income	98,929	100,427

Net Change in Unrealized Gain on:
Net Realized Gain on Investments	10,503,612	4,550,510
Net Change in Unrealized Appreciation on Investments	86,463,825	13,853,401

Net Realized and Unrealized Gain	96,967,437	18,403,911

Net Increase in Net Assets Resulting from Operations	$97,066,366	$18,504,338

(1)

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”) and the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”), respectively. Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund and U.S. Equity Predecessor Fund, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021(1) (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income	$98,929	$221,284
Net Realized Gain on Investments	10,503,612	728,048
Net Change in Unrealized Appreciation (Depreciation) on Investments	86,463,825	(1,667,764)

Net Increase (Decrease) in Net Assets Resulting From Operations	97,066,366	(718,432)

Distributions:
Class N Shares	(91,798)	(2,169,967)
Class I Shares	(549,071)	(6,062,517)

Total Distributions	(640,869)	(8,232,484)

Capital Share Transactions:
Class N Shares
Issued	1,645,562	3,760,411
Reinvestment of Distributions	90,612	2,112,804
Redeemed	(4,444,362)	(11,941,576)

Net Class N Shares Transactions	(2,708,188)	(6,068,361)

Class I Shares
Issued	43,869,714	62,719,675
Reinvestment of Distributions	518,526	5,567,569
Redeemed	(10,527,803)	(29,782,247)

Net Class I Shares Transactions	33,860,437	38,504,997

Net Increase in Net Assets From Capital Share Transactions	31,152,249	32,436,636

Total Increase in Net Assets	127,577,746	23,485,720

Net Assets:
Beginning of Period/Year	167,907,129	144,421,409

End of Period/Year	$295,484,875	$167,907,129

Shares Transactions:
Class N Shares
Issued	64,939	197,912
Reinvestment of Distributions	3,344	89,110
Redeemed	(163,979)	(576,664)

Total Class N Shares Transactions	(95,696)	(289,642)

Class I Shares
Issued	1,607,162	3,010,584
Reinvestment of Distributions	18,740	230,350
Redeemed	(376,412)	(1,496,555)

Total Class I Shares Transactions	1,249,490	1,744,379

Net Increase in Shares Outstanding From Share Transactions	1,153,794	1,454,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

(1)

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021(1) (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income	$100,427	$469,366
Net Realized Gain on Investments	4,550,510	8,731,687
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,853,401	(7,123,091)

Net Increase in Net Assets Resulting From Operations	18,504,338	2,077,962

Distributions:
Class N Shares	(19,817)	(70,397)
Class I Shares	(249,077)	(955,671)

Total Distributions	(268,894)	(1,026,068)

Capital Share Transactions:
Class N Shares
Issued	79,584	35,781
Reinvestment of Distributions	19,520	69,789
Redeemed	(691,287)	(2,666,531)

Net Class N Shares Transactions	(592,183)	(2,560,961)

Class I Shares
Issued	938,457	3,285,844
Reinvestment of Distributions	237,437	911,161
Redeemed	(6,312,467)	(50,446,686)

Net Class I Shares Transactions	(5,136,573)	(46,249,681)

Net Decrease in Net Assets From Capital Share Transactions	(5,728,756)	(48,810,642)

Total Increase (Decrease) in Net Assets	12,506,688	(47,758,748)

Net Assets:
Beginning of Period/Year	39,259,906	87,018,654

End of Period/Year	$51,766,594	$39,259,906

Shares Transactions:
Class N Shares
Issued	5,038	3,259
Reinvestment of Distributions	1,320	5,327
Redeemed	(49,200)	(231,019)

Total Class N Shares Transactions	(42,842)	(222,433)

Class I Shares
Issued	62,267	314,387
Reinvestment of Distributions	16,141	69,928
Redeemed	(425,752)	(4,211,691)

Total Class I Shares Transactions	(347,344)	(3,827,376)

Net Decrease in Shares Outstanding From Share Transactions	(390,186)	(4,049,809)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

(1)

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2021^ (Unaudited)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017(1)	Year Ended September 30, 2016
Net Asset Value, Beginning of Period/Year	$21.28	$22.59	$25.59	$25.79	$21.16	$21.09

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)	(0.01)(2)	0.00(2)(3)	(0.05)(2)	(0.04)(2)	0.00(2)(3)(4)
Net Realized and Unrealized Gain (Loss)	11.36	(0.02)	(2.10)	(0.15)	4.67	2.42

Total from Investment Operations	11.34	(0.03)	(2.10)	(0.20)	4.63	2.42

Dividends and Distributions:
Net Investment Income	—	(0.01)	—	—	—	(0.02)
Net Realized Gains	(0.06)	(1.27)	(0.90)	—	—	(2.33)

Total Dividends and Distributions	(0.06)	(1.28)	(0.90)	—	—	(2.35)

Net Asset Value, End of Period/Year	$32.56	$21.28	$22.59	$25.59	$25.79	$21.16

Total Return	53.36%†	(0.72)%(2)(5)	(7.46)%(2)(5)	(0.78)%(2)(5)	21.88%(2)(5)	12.97%(2)(5)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$45,511	$31,784	$40,279	$60,916	$110,092	$139,603
Ratio of Net Expenses to Average Net Assets	1.26%††	1.25%	1.24%(6)	1.21%(6)	1.21%(6)	1.20%(6)
Ratio of Gross Expenses to Average Net Assets(7)	1.27%††	1.25%	1.24%	1.21%	1.21%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%††	(0.05)%(2)	0.02%(2)	(0.20)%(2)	(0.19)%(2)	0.01%(2)
Portfolio Turnover Rate	21%‡	25%	29%	20%	21%	16%

^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been off set.
(3)	Less than $0.005 per share.
(4)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01).
(5)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(6)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019, 2018, and 2017, respectively, and 0.01% for the fiscal year ended 2016.
(7)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS - continued

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2021^ (Unaudited)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017(1)	Year Ended September 30, 2016
Net Asset Value, Beginning of Period/Year	$21.73	$23.04	$26.02	$26.16	$21.46	$21.43

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.04(2)	0.06(2)	0.01(2)	0.01(2)	0.06(2)(3)
Net Realized and Unrealized Gain (Loss)	11.60	(0.01)	(2.14)	(0.15)	4.74	2.45

Total from Investment Operations	11.62	0.03	(2.08)	(0.14)	4.75	2.51

Dividends and Distributions:
Net Investment Income	(0.02)	(0.07)	—	—	(0.05)	(0.11)
Net Realized Gains	(0.06)	(1.27)	(0.90)	—	—	(2.37)

Total Dividends and Distributions	(0.08)	(1.34)	(0.90)	—	(0.05)	(2.48)

Net Asset Value, End of Period/Year	$33.27	$21.73	$23.04	$26.02	$26.16	$21.46

Total Return	53.56%†	(0.45)%(2)(4)	(7.25)%(2)(4)	(0.54)%(2)(4)	22.19%(2)(4)	13.23%(2)(4)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$249,974	$136,123	$104,143	$173,188	$250,213	$210,363
Ratio of Net Expenses to Average Net Assets	1.01%††	1.00%	0.99%(5)	0.96%(5)	0.96%(5)	0.95%(5)
Ratio of Gross Expenses to Average Net Assets(6)	1.02%††	1.00%	0.99%	0.96%	0.96%	0.96%
Ratio of Net Investment Income to Average Net Assets	0.13%††	0.20%(2)	0.27%(2)	0.05%(2)	0.06%(2)	0.27%(2)
Portfolio Turnover Rate	21%‡	25%	29%	20%	21%	16%

^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(3)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.05.
(4)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(5)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019, 2018, and 2017, respectively, and 0.01% for the fiscal year ended 2016.
(6)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2021^ (Unaudited)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017(1)	Year Ended September 30, 2016
Net Asset Value, Beginning of Period/Year	$11.98	$11.90	$14.40	$14.09	$12.63	$11.77

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.07(2)	0.07(2)	0.02(2)	0.01(2)	0.03(2)
Net Realized and Unrealized Gain (Loss)	6.00	0.14	(1.85)	0.29	1.47	1.33

Total from Investment Operations	6.02	0.21	(1.78)	0.31	1.48	1.36

Dividends and Distributions:
Net Investment Income	(0.06)	(0.13)	(0.05)	(0.00)(3)	(0.02)	(0.02)
Net Realized Gains	—	—	(0.67)	—	—	(0.48)

Total Dividends and Distributions	(0.06)	(0.13)	(0.72)	(0.00)(3)	(0.02)	(0.50)

Net Asset Value, End of Period/Year	$17.94	$11.98	$11.90	$14.40	$14.09	$12.63

Total Return	50.38%†	1.64%(2)(4)	(11.50)%(2)(4)	2.22%(2)(4)	11.71%(2)(4)	12.13%(2)(4)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$6,103	$4,588	$7,206	$8,516	$31,038	$45,902
Ratio of Net Expenses to Average Net Assets	1.34%††	1.32%(5)	1.19%(5)	1.19%(5)	1.20%(5)	1.20%(5)
Ratio of Gross Expenses to Average Net Assets(6)	1.51%††	1.37%	1.25%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets(2)	0.22%††	0.60%(2)	0.58%(2)	0.17%(2)	0.08%(2)	0.23%(2)
Portfolio Turnover Rate	42%‡	11%	18%	46%	18%	16%

^

On February 16, 2021, the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”),. Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(3)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $0.05.
(4)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(5)

Includes reduction from broker recapture amounting to 0.02%, 0.06%, 0.01%, for the fiscal years ended 2020, 2019, and 2018, respectively, and less than 0.01% for the fiscal years ended 2017 and 2016, respectively.

(6)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2021^ (Unaudited)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017(1)	Year Ended September 30, 2016
Net Asset Value, Beginning of Period/Year	$11.94	$11.86	$14.44	$14.14	$12.67	$11.83

Income (Loss) from Investment Operations:
Net Investment Income*	0.04	0.10(2)	0.10(2)	0.06(2)	0.04(2)	0.06(2)
Net Realized and Unrealized Gain (Loss)	5.97	0.13	(1.87)	0.29	1.48	1.34

Total from Investment Operations	6.01	0.23	(1.77)	0.35	1.52	1.40

Dividends and Distributions:
Net Investment Income	(0.09)	(0.15)	(0.14)	(0.05)	(0.05)	(0.08)
Net Realized Gains	—	—	(0.67)	—	—	(0.48)

Total Dividends and Distributions	(0.09)	(0.15)	(0.81)	(0.05)	(0.05)	(0.56)

Net Asset Value, End of Period/Year	$17.86	$11.94	$11.86	$14.44	$14.14	$12.67

Total Return	50.59%†	1.86%(2)(3)	(11.27)%(2)(3)	2.46%(2)(3)	12.02%(2)(3)	12.42%(2)(3)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$45,663	$34,672	$79,813	$273,774	$770,603	$676,962
Ratio of Net Expenses to Average Net Assets	1.09%††	1.07%(4)	0.94%(4)	0.94%(4)	0.95%(4)	0.95%(4)
Ratio of Gross Expenses to Average Net Assets(5)	1.26%††	1.12%	1.00%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.47%††	0.85%(2)	0.81%(2)	0.42%(2)	0.33%(2)	0.49%(2)
Portfolio Turnover Rate	42%‡	11%	18%	46%	18%	16%

^

On February 16, 2021, the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(4)

Includes reduction from broker recapture amounting to 0.02%, 0.06%, 0.01%, for the fiscal years ended 2020, 2019, and 2018, respectively, and less than 0.01% for the fiscal years ended 2017 and 2016, respectively.

(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the SouthernSun Funds (the “Funds”). The investment objective of each of the SouthernSun Small Cap Fund (the “Small Cap Fund”) and the SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”) is to seek to provide long-term capital appreciation. Each of the Small Cap Fund and the U.S. Equity Fund (collectively, the “Funds”) is classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Fund’s investment adviser. The Funds currently offer Class N and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I Shares. Effective May 31, 2019, U.S. Equity Fund Class C Shares were converted to Class N Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into varios time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2021, Small Cap Fund and U.S. Equity Fund paid $160,539 and $35,600 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

Operations as Shareholder Servicing Fees. For the period ended March 31, 2021, the Small Cap Fund and the U.S. Equity Fund paid $37,642 and $6,665 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2021, the Small Cap Fund and the U.S. Equity Fund paid $9,710 and $7,127 for these services, respectively.

Atlantic Shareholder Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2021, the Small Cap Fund and the U.S. Equity Fund paid $8,577 and $6,445 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N and Class I Shares from exceeding certain levels as set forth below until January 31, 2022. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2022. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

Accordingly, the contractual expense limitations for each Fund are as follows:

	Class N Shares	Class I Shares

Small Cap Fund	1.26%	1.01%
U.S. Equity Fund	1.34%	1.09%

At March 31, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

2024
U.S. Equity Fund	$5,540

6. Investment Transactions:

For the period ended March 31, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund
Purchases
U.S. Government	$-	$-
Other	251,700,140	40,690,286
Sales
U.S. Government	-	-
Other	45,843,174	18,104,010

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

The tax character of dividends and distributions declared during the years ended September 30, 2020 and September 30, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund
2020	$354,136	$7,878,348	$8,232,484
2019	-	6,020,161	6,020,161
U.S. Equity Fund
2020	1,026,068	-	1,026,068
2019	2,269,365	11,622,045	13,891,410

As of September 30, 2020, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund
Capital loss carryforward	$—	$1,635,556
Undistributed ordinary income	109,661	234,928
Undistributed long-term capital gains	530,754	—

As of September 30, 2020, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Short-Term Loss	Long-Term Loss	Total
U. S. Equity Fund	$1,635,556	$-	$1,635,556

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at March 31, 2021, were as follows:

	Fedral Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$184,481,795	$101,058,888	$(592,443)	$100,466,445
U.S. Equity Fund	30,678,153	19,790,109	-	19,790,109

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

8. Concentration of Shareholders:

At March 31, 2021, the percentage of total shares outstanding that were held by shareholders owning 10% or greater of the aggregate total shares outstanding of each Fund are shown below. These shareholders are comprised of omnibus accounts that are held on behalf of various shareholders.

	No. of Shareholders	% Ownership
SouthernSun Small Cap Fund, Class N Shares	2	73%
SouthernSun Small Cap Fund, Class I Shares	2	78%
SouthernSun U.S. Equity Fund, Class N Shares	3	71%
SouthernSun U.S. Equity Fund, Class I Shares	4	57%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

FOCUSED INVESTMENT RISK (Small Cap Fund and U.S. Equity Fund) - A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

FOREIGN COMPANY RISK (Small Cap Fund) - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) - Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) - The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) - The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) - The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) - The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) - The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) - The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

INDUSTRIALS SECTOR RISK (Small Cap Fund and U.S. Equity Fund) - A Fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held via videoconference on September 11, 2020 to decide whether to approve the Agreement for an initial two-year term (the “September Meeting”). The September Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. At the September Meeting, the Board also considered the proposed reorganization of the AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (the “Predecessor Funds”) of the AMG Funds trust into the Funds. The Predecessor Funds were advised by AMG Funds LLC, and sub-advised by SouthernSun Asset Management, LLC (“SouthernSun” or the “Adviser”). In considering the approval of the Agreement, the Board considered that SouthernSun would serve as the investment adviser of the Funds and that the portfolio management team of the Funds would be substantially the same as the portfolio management team of the Predecessor Funds. In preparation for the September Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the September Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations;

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

(vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the September Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the September Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

Investment Performance of the Adviser

Because SouthernSun served as the investment sub-adviser of the Predecessor Funds, and the portfolio management team of the Funds would be substantially the same as the portfolio management team of the Predecessor Funds, the Board considered the investment performance of the Predecessor Funds in considering the approval of the Agreement. Representatives from the Adviser provided information regarding the performance of the Predecessor Funds. Following evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of the Adviser and its investment management personnel supported approval of the Agreement.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to the Small Cap Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
MARCH 31, 2021

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Small Cap Fund - Class N Shares
Actual Fund Return	$1,000.00	$1,533.60	1.26%	$7.96

Hypothetical 5% Return	1,000.00	1,018.64	1.26	6.35
Small Cap Fund - Class I Shares
Actual Fund Return	$1,000.00	$1,535.60	1.01%	$6.40

Hypothetical 5% Return	1,000.00	1,019.88	1.01	5.10
U.S. Equity Fund - Class N Shares
Actual Fund Return	$1,000.00	$1,503.80	1.34%	$8.39

Hypothetical 5% Return	1,000.00	1,018.23	1.34	6.77
U.S. Equity Fund - Class I Shares
Actual Fund Return	$1,000.00	$1,505.90	1.09%	$6.83

Hypothetical 5% Return	1,000.00	1,019.48	1.09	5.51

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown.)

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

1- 866-392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2021